Operating lease obligation	12 Months Ended
Dec. 31, 2023
Operating Lease Obligation
Operating lease obligation

11    Operating lease obligation

	December 31, 2022	December 31, 2023	December 31, 2023
	S$’000	S$’000	US$’000

Current portion	-	49	37
Non-current portion	-	-	-
	-	49	37

The Company’s operating lease right-of-use assets is related to the office lease agreements with lease terms for two years. The Company’s lease agreement do not contain any material residual value guarantees or material restrictive convents. Upon adoption of ASU 2016-02, no right-of-use (“ROU”) assets nor lease liability was recorded for the lease with a lease term with one year or less.

The Company’s commitment for minimum lease payments under the operating lease that is within twelve months as of December 31, as follow:

Twelve months ending December 31,	Minimum lease payment
S$’000

2024	50
Total future lease payment	50
Amount representing interest	(1)
Present value of operating lease liabilities	49
Less: current portion	(49)
Non-current portion	-

RYDE GROUP LTD

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11    Operating lease obligation (continued)

The following summarizes other supplemental information about the Company’s operating leases as of December 31, 2023:

Weighted average discount rate	5%
Weighted average remaining lease term (years)	1.1